RISK MANAGEMENT - Disclosure Of Detailed Information About Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
US Dollar
Disclosure Of Credit Risk Exposure [Line Items]
Risk exposure associated with instruments sharing characteristic	$ (84,031)	$ (12,104)
Average gains loss on basis of movements in non-functional currency to functional currency	8,488	1,259
British Pound Sterling
Disclosure Of Credit Risk Exposure [Line Items]
Risk exposure associated with instruments sharing characteristic	6,390	2,262
Average gains loss on basis of movements in non-functional currency to functional currency	$ 742	$ 232